Rule 497(j)
                                                     Registration No. 33-40723



GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                December 8, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:    Empire State Municipal Exempt Trust, Guaranteed
                Series 77
                File No. 33-40723

Gentlemen:

          As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

          (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

          (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on November 25, 1997 and became effective November 28, 1997 pursuant to Rule 485(b).

                                            Empire State Municipal Exempt Trust,
                                            Guaranteed Series 77


                                            GLICKENHAUS & CO.
                                            LEBENTHAL & CO. INC.


                                            By:   _____________________________
                                                  Michael J. Lynch
                                                  as agent for the Sponsors

323641.1